Transactions with Related Parties and Joint Operators - Additional Information (Detail) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	S/ 64,500		S/ 87,400		S/ 58,000
Accounts receivable from related parties	620,071		574,723
Gaseoducto Sur Peruano SA [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties			333,000
Discounted Value		$ 12.0	S/ 57,000	$ 17.8
Gasoducto Sur Peruano [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 364,000
Discount rate	1.60%		3.46%
Discounted Value	S/ 44,000
Consorcio Constructor Ductos del Sur [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	267,000		S/ 270,000
Lost profits	32,000		28,000
Discontinued operations [member] | Consorcio Constructor Ductos del Sur [member]
Disclosure of transactions between related parties [line items]
Accounts receivable from related parties	S/ 299,000		S/ 298,000